General and Administrative Expenses - Summary of General And Administrative Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
General and Administrative Expense [Abstract]
Share-based compensation expenses	¥ 87,980		¥ 726	¥ 386
Salaries and employment benefits	35,547		28,963	26,202
Professional service expenses	13,343		3,910	1,969
Bank charges	7,380		3,374	3,284
VAT Surcharge	3,423		2,136	1,046
Office expenses	3,058		1,554	2,489
Travelling expenses	2,682		719	919
Depreciation and amortizations	1,538		1,201	1,746
Rental and utilities expenses	1,468		1,158	1,526
Bad debt expense	626	$ 90	376	801
Other	4,771		2,060	1,509
Total	¥ 161,816	$ 23,243	¥ 46,177	¥ 41,877